Shareholders' Equity	6 Months Ended
Oct. 31, 2023
Shareholders' Equity [Abstract]
Shareholders’ equity

Note 12 – Shareholders’ equity

Ordinary shares

The Company is a stock company incorporated in Japan pursuant to the laws of Japan on May 1, 2018.

As of April 30, 2023 and October 31, 2023, the number of outstanding shares is 13,839,400 and 15,039,400, respectively.